Significant Accounting Policies (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sales Revenue [Line Items]
Net Sales	$ 1,286,350,000	$ 1,340,208,000	$ 1,276,297,000
Advertising Expense	1,700,000	1,500,000	1,400,000
Deferred Financing Cost	500,000
General Mills Operations LLC [Member]
Sales Revenue [Line Items]
Net Sales	138,600,000	150,300,000
UnshippedProduct	$ 60,500,000
Net Sales Percentage	13.00%	13.00%	13.00%
Top Ten Customers [Member]
Sales Revenue [Line Items]
Net Sales Percentage	49.00%	50.00%	47.00%
Seneca Foods Plants [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	24
Seneca Foods Warehouses [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	30